Sustainable Securitized Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 108 .67%
ASSET-BACKED SECURITIES — 19 .43% **
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
$ 150,000 $ 138,215
Allegro CLO IX Ltd.,
Series 2018-3A, Class B1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.85%)
7.18% 10/16/31
1,2,3
70,000 70,049
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU1, Class D
(SOFR30A plus 2.75%)
8.09% 06/25/47
1,2
37,982 38,466
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.23% 10/17/34
1,2,3
50,000 50,079
CIFC Funding Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.99% 04/18/31
1,2,3
50,000 49,856
CIFC Funding Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.84%)
7.17% 07/15/33
1,2,3
70,000 70,006
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.64% 04/17/35
1,2,3
50,000 50,042
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 08/15/31
1,2,3
54,318 54,362
Golub Capital Partners CLO 50B-R Ltd.,
Series 2020-50A, Class AJR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.60%)
6.93% 04/20/35
1,2,3
70,000 69,917
GoodLeap Sustainable Home Solutions Trust,
Series 2022-1GS, Class A
2.70% 01/20/49
1
73,864 60,984
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A
5.52% 02/22/55
1
87,802 84,605
GoodLeap Sustainable Home Solutions Trust,
Series 2023-2GS, Class A
5.70% 05/20/55
1
46,470 45,069
Hertz Vehicle Financing III LP,
Series 2021-2A, Class B
2.12% 12/27/27
1
50,000 45,609
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89% 06/20/54
1
$ 25,000 $ 25,380
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.64% 01/22/35
1,2,3
60,000 60,060
Loanpal Solar Loan Ltd.,
Series 2021-1GS, Class A
2.29% 01/20/48
1
142,874 113,010
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.59% 07/21/30
1,2,3
45,163 45,193
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.94% 04/20/30
1,2,3
50,000 50,025
Magnetite Xxix Ltd.,
Series 2021-29A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.25%)
6.58% 01/15/34
1,2,3
47,986 48,057
Nelnet Student Loan Trust,
Series 2012-1A, Class B
(SOFR30A plus 1.11%)
6.45% 06/25/42
1,2
100,000 96,429
OCP CLO Ltd.,
Series 2017-13A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.14% 07/15/30
1,2,3
50,000 50,087
OSD CLO Ltd.,
Series 2021-23A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
6.45% 04/17/31
1,2,3
35,429 35,446
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
1
40,000 37,227
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
6.83% 01/20/34
1,2,3
60,000 60,000
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.15% 01/25/29
2
31,920 31,208
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14% 02/15/47

35,620 30,374

Sustainable Securitized Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Sunnova Helios VII Issuer LLC,
Series 2021-C, Class A
2.03% 10/20/48
1
$ 167,233 $ 141,484
Symphony CLO XIX Ltd.,
Series 2018-19A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.94% 04/16/31
1,2,3
50,000 49,869
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65% 09/15/45
1
50,000 47,379
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 07/14/31
1,2,3
50,000 50,001
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/20/31
1,2,3
45,000 45,043
Voya CLO Ltd.,
Series 2020-1A, Class CR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.36%)
7.69% 07/16/34
1,2,3
50,000 50,096
Total Asset-Backed Securities
(Cost $1,941,256) 1,893,627
MORTGAGE-BACKED — 67 .33% **
Non-Agency Commercial Mortgage-Backed — 17 .34%
BX Trust,
Series 2022-CLS, Class B
6.30% 10/13/27
1
100,000 93,145
BX Trust,
Series 2023-LIFE, Class B
5.39% 02/15/28
1
100,000 96,429
BX Trust,
Series 2024-BIO, Class B
(CME Term SOFR 1-Month plus 1.94%)
7.27% 02/15/41
1,2
65,000 64,790
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.54% 08/15/36
1,2
30,000 28,295
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
100,000 85,840
Commercial Mortgage Trust,
Series 2017-PANW, Class E
4.13% 10/10/29
1,4
130,000 114,680
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.65% 10/10/34
1,4
150,000 121,567
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04% 12/10/41
1,4
100,000 77,423
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class XB (IO)
0.62% 01/05/34
1,4
$ 29,539,000 $ 197,030
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class C
2.93% 11/05/44
1,4
125,000 84,323
Life Mortgage Trust,
Series 2021-BMR, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.54% 03/15/38
1,2
98,297 95,727
MFT Mortgage Trust,
Series 2020-B6, Class B
3.39% 08/10/40
1,4
150,000 94,065
Morgan Stanley Capital I Trust,
Series 2021-PLZA, Class A
2.57% 11/09/43
1
100,000 73,758
NYC Commercial Mortgage Trust,
Series 2021-909, Class A
2.94% 04/10/43
1
100,000 78,005
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(CME Term SOFR 1-Month plus 1.36%)
6.69% 01/15/36
1,2
150,000 142,656
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
6.69% 07/15/39
1,2
145,000 124,269
VASA Trust,
Series 2021-VASA, Class D
(CME Term SOFR 1-Month plus 2.21%)
7.54% 07/15/39
1,2
100,000 68,283
Wells Fargo Commercial Mortgage Trust,
Series 2024-SVEN, Class C
6.32% 06/10/37
1,4
50,000 50,257
1,690,542
Non-Agency Mortgage-Backed — 7 .08%
BINOM Securitization Trust,
Series 2022-RPL1, Class M1
3.00% 02/25/61
1,4
50,000 39,220
Cascade MH Asset Trust,
Series 2019-MH1, Class A
4.00% 11/25/44
1,4
38,920 35,625
Cascade MH Asset Trust,
Series 2021-MH1, Class A1
1.75% 02/25/46
1
62,700 54,229
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 08/25/24)
4.25% 08/25/54
1
89,896 81,909
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL6, Class A1
3.43% 03/25/59
1,4
44,009 43,854
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL3, Class M3
3.97% 01/25/60
1,4
90,000 71,432

Sustainable Securitized Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Legacy Mortgage Asset Trust,
Series 2021-GS4, Class A1
1.65% 11/25/60
1
$ 50,517 $ 48,695
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
5.80% 05/25/37
2
21,641 15,201
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
5.96% 06/25/37
2
48,940 47,878
MFA Trust,
Series 2023-INV2, Class B1
8.00% 10/25/58
1,4
30,000 29,825
PRKCM Trust,
Series 2021-AFC1, Class A1
1.51% 08/25/56
1,4
35,493 28,850
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(CME Term SOFR 1-Month plus 0.36%)
5.71% 07/25/37
2
141,051 107,651
Towd Point Mortgage Trust,
Series 2019-2, Class M1
3.75% 12/25/58
1,4
100,000 85,283
689,652
U.S. Agency Commercial Mortgage-Backed — 2 .56%
Freddie Mac Multifamily ML Certificates,
Series 2021-ML12, Class XUS (IO)
1.30% 07/25/41
1,4
1,071,783 98,126
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05% 01/16/61
4
707,619 54,304
Ginnie Mae,
Series 2021-36, Class IO (IO)
1.29% 03/16/63
4
611,808 49,569
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.42% 07/16/57
4
2,786,011 47,835
249,834
U.S. Agency Mortgage-Backed — 40 .35%
Fannie Mae Pool AL9266
3.00% 10/01/46 114,579 100,604
Fannie Mae Pool BQ1226
2.00% 09/01/50 123,104 97,134
Fannie Mae Pool BV9977
3.50% 06/01/52 89,487 79,287
Fannie Mae Pool BW0000
4.00% 07/01/52 88,276 80,933
Fannie Mae Pool CB2074
2.50% 11/01/51 148,113 122,224
Fannie Mae Pool CB4211
4.50% 07/01/52 115,039 108,590
Fannie Mae Pool FM5254
2.00% 12/01/50 146,129 115,314
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FM6400
2.00% 03/01/51 $ 96,250 $ 76,282
Fannie Mae Pool FS1334
2.00% 11/01/51 149,940 117,947
Fannie Mae Pool FS1598
2.00% 04/01/52 111,768 87,451
Fannie Mae Pool MA4398
2.00% 08/01/51 156,796 123,278
Fannie Mae REMICS,
Series 2019-25, Class PA
3.00% 05/25/48 181,118 163,904
Freddie Mac Gold Pool G67708
3.50% 03/01/48 35,539 32,170
Freddie Mac Pool QA7550
3.00% 03/01/50 61,242 52,999
Freddie Mac Pool QA8518
3.00% 04/01/50 72,700 62,915
Freddie Mac Pool QC8921
2.50% 10/01/51 128,573 106,089
Freddie Mac Pool QD1841
2.00% 11/01/51 129,530 101,600
Freddie Mac Pool RA4201
2.00% 12/01/50 89,325 70,488
Freddie Mac Pool RA5552
3.00% 07/01/51 213,831 183,948
Freddie Mac Pool RA5855
2.50% 09/01/51 184,523 151,720
Freddie Mac Pool RA6071
2.00% 10/01/51 132,939 104,823
Freddie Mac Pool RA6528
2.50% 02/01/52 21,617 17,701
Freddie Mac Pool RA7091
2.50% 03/01/52 133,793 109,591
Freddie Mac Pool RA7543
4.00% 06/01/52 110,574 101,306
Freddie Mac Pool SD7511
3.50% 01/01/50 31,794 28,590
Freddie Mac Pool SD7549
2.00% 01/01/52 132,292 105,387
Freddie Mac Pool SD8222
4.00% 06/01/52 88,101 80,643
Freddie Mac REMICS,
Series 3067, Class FA
(SOFR30A plus 0.46%)
5.80% 11/15/35
2
49,811 49,242
Freddie Mac REMICS,
Series 3071, Class TF
(SOFR30A plus 0.41%)
5.75% 04/15/35
2
4,198 4,195
Freddie Mac REMICS,
Series 4139, Class DA
1.25% 12/15/27 14,544 13,718
Ginnie Mae (TBA)
2.50% 07/15/54 150,000 126,124
4.50% 07/15/54 200,000 190,133
5.00% 07/15/54 100,000 97,384

Sustainable Securitized Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.50% 07/15/54 $ 25,000 $ 24,809
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
2
68,038 68,241
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.48% 08/20/53
2
21,811 21,902
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
6.33% 08/20/53
2
122,426 121,401
UMBS (TBA)
3.00% 07/01/54 75,000 63,801
4.00% 07/01/54 175,000 160,150
4.50% 07/01/54 175,000 165,012
5.00% 07/01/54 125,000 120,818
5.50% 07/01/54 125,000 123,276
3,933,124
Total Mortgage-Backed
(Cost $6,746,313) 6,563,152
U.S. TREASURY SECURITIES — 21 .91%
U.S. Treasury Bonds — 4 .33%
U.S. Treasury Bonds
4.63% 05/15/54 416,000 421,883
U.S. Treasury Notes — 17 .58%
U.S. Treasury Notes
4.38% 05/15/34 902,000 902,352
4.63% 06/15/27 98,000 98,295
U.S. Treasury Notes (WI)
4.25% 06/30/29 80,000 79,667
4.50% 05/31/29 21,000 21,145
4.63% 06/30/26 614,000 612,909
1,714,368
Total U.S. Treasury Securities
(Cost $2,127,394) 2,136,251
Total Bonds — 108 .67%
(Cost $10,814,963)
10,593,030
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8 .23%
Money Market Funds — 8 .23%
Dreyfus Government Cash Management Fund
5.19%
5
389,000 $ 389,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
5
19,923 19,923
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
5
393,000 393,000
Total Short-Term Investments
(Cost $801,923) 801,923
Total Investments - 116.90%
(Cost $11,616,886) 11,394,953
Liabilities in Excess of Other Assets - (16.90)% (1,647,198)
Net Assets - 100.00% $ 9,747,755
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2024.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Represents the current yield as of June 30, 2024.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(IO): Interest Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 9 09/30/24 $ 959,203 $ 5,305 $ 5,305
U.S. Treasury Two-Year Note 9 09/30/24 1,837,968 4,006 4,006
U.S. Treasury Ten-Year Ultra Bond 7 09/19/24 794,719 7,016 7,016
U.S. Treasury Ultra Bond 1 09/19/24 125,344 1,443 1,443
TOTAL FUTURES CONTRACTS $ 3,717,234 $ 17,770 $ 17,770

Sustainable Securitized Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Sustainable Securitized Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
SUSTAINABLE SECURITIZED FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 801,923 $ — $ — $ 801,923
Long-Term Investments:
Asset-Backed Securities — 1,893,627 — 1,893,627
Mortgage-Backed Securities — 6,563,152 — 6,563,152
U.S. Treasury Securities 2,136,251 — — 2,136,251
Other Financial Instruments
*
Assets:
Futures Contracts
Interest Rate Risk 17,770 — — 17,770
Total $ 2,955,944 $ 8,456,779 $ — $ 11,412,723
*Other financial instruments include futures.